Annual Fund Operating Expenses	Jun. 22, 2026
Corgi NVDA 2x Daily ETF | NVC
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Corgi PLTR 2x Daily ETF | PLTL
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Corgi COIN 2x Daily ETF | COIX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Corgi TSLA 2x Daily ETF | TESC
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Corgi HOOD 2x Daily ETF | HOOC
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Corgi GOOGL 2x Daily ETF | GOGL
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Corgi MSTR 2x Daily ETF | MSTC
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Corgi AMD 2x Daily ETF | AMDC
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Corgi MSFT 2x Daily ETF | MSFC
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Corgi META 2x Daily ETF | FBX
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%